Debt, Scheduled Principal Repayments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Principal Repayments [Abstract]
December 31, 2025	$ 15,120
December 31, 2026	15,568
December 31, 2027	16,049
December 31, 2028	16,586
December 31, 2029 and thereafter	201,924
Total	265,247	$ 246,240
Financing Costs [Abstract]
Net additions in deferred financing costs	3,024	1,958
2nd CMBFL Facility [Member]
Principal Repayments [Abstract]
Total	27,000	$ 0
2nd CMBFL Facility [Member] | Level 2 [Member]
Debt [Abstract]
Fair value of debt outstanding	$ 258,221